INCOME TAXES (The provision for income taxes) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. - federal and state					$ 161	$ 0	$ 0
Foreign					2,849	3,796	5,634
Total current expense					3,010	3,796	5,634
Deferred tax expense (benefit):
U.S. - federal and state					(1,711)	(99)	0
Foreign					145	(378)	(1,134)
Total deferred benefit			1,812	(338)	(1,566)	(477)	(1,135)
Total provision for income taxes	$ 12,615	$ 310	$ 13,863	$ 2,227	$ 1,444	$ 3,319	$ 4,500